STOCKHOLDERS’ EQUITY (Details Narrative)																	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 06, 2022 $ / shares shares	Apr. 15, 2022 USD ($) $ / shares shares	Mar. 31, 2022 shares	Mar. 31, 2022 shares	Mar. 01, 2022 $ / shares shares	Feb. 22, 2022 USD ($) $ / shares shares	Feb. 22, 2022 USD ($) $ / shares shares	Oct. 31, 2021 USD ($) $ / shares shares	Oct. 22, 2021 USD ($) shares	Oct. 10, 2021 USD ($) $ / shares shares	Oct. 01, 2021 $ / shares shares	Sep. 01, 2021 USD ($) shares	Aug. 01, 2021 $ / shares shares	Feb. 01, 2021 $ / shares shares	Dec. 01, 2020 $ / shares shares	Nov. 30, 2020 $ / shares shares	Apr. 30, 2023 USD ($) $ / shares shares	Apr. 30, 2022 USD ($)	Apr. 30, 2023 USD ($) $ / shares shares	Apr. 30, 2022 USD ($) shares	Oct. 31, 2022 USD ($) $ / shares shares	Oct. 31, 2021 USD ($) $ / shares shares	Jan. 31, 2023 $ / shares
Class of Stock [Line Items]
Preferred stock, shares authorized								5,000,000									5,000,000		5,000,000		5,000,000	5,000,000
Preferred stock, par value | $ / shares								$ 0.001									$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common stock, dividends, per share, cash paid | $ / shares																			$ 6.50
Warrants and Rights Outstanding, Term																	5 years		5 years				5 years
Exercise price | $ / shares																	$ 16.25		$ 16.25				$ 16.25
Share Price | $ / shares		$ 26.00			$ 26.00								$ 4.94
Issuance of preferred shares, value | $		$ 20,000																				$ 1,790,000
Shares issued		796											1,038,461
Common stock, shares authorized								19,230,770									19,230,770		19,230,770		19,230,770	19,230,770
Common stock, par value | $ / shares								$ 0.001									$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common stock, shares issued								3,705,107													4,430,099	3,705,107
Common stock, shares outstanding								3,705,107									4,430,099		4,430,099		4,430,099	3,705,107
Accrued Liabilities | $		$ 704
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares					2,307
Share-Based Payment Arrangement, Noncash Expense | $																	$ 393,510	$ 302,785	$ 516,072	$ 545,290	$ 2,197,597	$ 2,040,617
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number								474,230									769,538		769,538		734,666	474,230
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount | $								$ 3,548,662									$ 4,299,801		$ 4,299,801		$ 5,086,039	$ 3,548,662
Debt instrument, convertible, conversion price | $ / shares																							$ 0.25
Convertible Notes Payable | $								$ 800,000									480,000		480,000		480,000	800,000
Loss on conversion of senior secured note payable | $																		$ 695,342		$ 695,342	$ 695,342
Conversion of Stock, Shares Issued																						24
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures					13,461
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period					1,858
Common Stock [Member]
Class of Stock [Line Items]
Issuance of preferred shares, value | $
Common stock, par value | $ / shares		$ 26.00
Common stock, shares issued		796	569,463	569,463		142,788	142,788
Debt instrument, convertible, conversion price | $ / shares						$ 26.00	$ 26.00
Convertible Notes Payable | $						$ 3,000,000	$ 3,000,000
Interest Payable | $		$ 704				17,157	$ 17,157
Loss on conversion of senior secured note payable | $						$ 695,342
Conversion of Stock, Shares Issued				136,059
Convertible Debt | $		$ 20,000
Release and Settlement Agreement [Member]
Class of Stock [Line Items]
Issuance of preferred shares, value | $												$ 14,250
Shares issued												2,884
Two Employment Agreements [Member] | Stock Purchase Options [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period													76,923
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price | $ / shares													$ 13.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term													10 years
Share based compensation arrangement by share based payment award options vested and expected to vest percentage													20.00%
Convertible Notes Payable [Member]
Class of Stock [Line Items]
Share Price | $ / shares						$ 26.00	$ 26.00
Issuance of preferred shares, value | $							$ 3,000,000
Shares issued							142,788
Accrued Liabilities | $						$ 17,158	$ 17,158
Unearned interest | $						695,342	695,342
Loss conversion of unearned | $						$ 695,342	$ 695,342
Convertible Promissory Notes [Member]
Class of Stock [Line Items]
Issuance of preferred shares, value | $										$ 316,027
Shares issued										888,661
Accrued Liabilities | $										$ 110,035
Convertible notes payable percentage										10.00%
Debt Instrument, Periodic Payment, Principal | $										$ 555,000
Debt Instrument, Periodic Payment, Interest | $										$ 174,197
Convertible Promissory Notes Related Party [Member]
Class of Stock [Line Items]
Share Price | $ / shares										$ 1.30
Convertible notes payable percentage										10.00%
Chief Executive Officer [Member]
Class of Stock [Line Items]
Share Price | $ / shares		$ 26.00
Issuance of preferred shares, value | $		$ 300,000
Shares issued		11,944
Accrued Liabilities | $		$ 10,562
Chief Executive Officer [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock, par value | $ / shares		$ 26.00
Common stock, shares issued		11,944
Interest Payable | $		$ 10,562
Convertible Debt | $		$ 300,000
Chief Executive Officer [Member] | Stock Purchase Options [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period	192,307														192,307
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price | $ / shares	$ 26.00														$ 13.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant	38,461
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares	38,461
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term	10 years														10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested Options Forfeited, Number of Shares															153,846
Employee and Consultant [Member] | Stock Purchase Options [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period					13,461
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price | $ / shares					$ 26.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant					2,307
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares					1,858
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term					10 years
Officers [Member] | Stock Purchase Options [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period																115,384
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price | $ / shares																$ 13.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term																10 years
Share based compensation arrangement by share based payment award options vested and expected to vest percentage																20.00%
Officer [Member] | Stock Purchase Options [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period																38,461
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price | $ / shares																$ 13.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term																10 years
Share based compensation arrangement by share based payment award options vested and expected to vest percentage																20.00%
Consultant [Member] | Stock Purchase Options [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period														19,230
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price | $ / shares														$ 13.00
Share based compensation arrangement by share based payment award options vested and expected to vest percentage														20.00%
Employee [Member] | Stock Purchase Options [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period													769
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price | $ / shares													$ 10.40
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term													10 years
Share based compensation arrangement by share based payment award options vested and expected to vest percentage													33.00%
Employee and Officer [Member] | Stock Purchase Options [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period											100,769
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price | $ / shares											$ 13.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term											10 years
Share based compensation arrangement by share based payment award options vested and expected to vest percentage											20.00%
Board of Directors Chairman [Member] | Stock Purchase Options [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period											38,461
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price | $ / shares											$ 13.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant											19,230
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term											10 years
Board of Directors Chairman [Member] | Stock Purchase Options [Member] | Successive Aniversary Date One [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant											4,807
Board of Directors Chairman [Member] | Stock Purchase Options [Member] | Successive Aniversary Date Two [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant											4,807
Board of Directors Chairman [Member] | Stock Purchase Options [Member] | Successive Aniversary Date Three [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant											9,615
Two Consultants [Member] | Stock Purchase Options [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period											4,615
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price | $ / shares											$ 13.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant											1,153
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares											1,153
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term											10 years
Class A Warrants [Member]
Class of Stock [Line Items]
Warrant purchase up								3,846													3,846	3,846
Warrants and Rights Outstanding, Term								3 years													3 years	3 years
Exercise price | $ / shares								$ 13.00													$ 13.00	$ 13.00
Class B Warrants [Member]
Class of Stock [Line Items]
Warrant purchase up								3,846													3,846	3,846
Warrants and Rights Outstanding, Term								5 years													5 years	5 years
Exercise price | $ / shares								$ 26.00													$ 26.00	$ 26.00
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																					250,000
Preferred stock, par value | $ / shares																					$ 25
Preferred stock, shares issued								136,059													0	136,059
Preferred stock, shares outstanding			136,059	136,059				136,059													0	136,059
Preferred stock, liquisation preference | $ / shares																					$ 25
Preferred Stock, Dividend Rate, Percentage																					8.00%
Common stock, dividends, per share, cash paid | $ / shares																					$ 6.50
Preferred stock, convertible, conversion price | $ / shares																					$ 6.50
Preferred Stock, Convertible, Conversion Ratio																					2
Convertible Preferred Stock, Shares Issued upon Conversion								71,600													2,000	71,600
Convertible prefrred stock unpaid dividends			569,463
Proceeds from Issuance of Convertible Preferred Stock | $																						$ 1,790,000
Share Price | $ / shares								$ 35.8														$ 35.8
Issuance of preferred shares, value | $																						$ 50,000
Shares issued			136,059																			2,000
Intrinsic value | $								$ 930,577														$ 930,577
Deemed dividends | $																					$ 793,175	$ 110,938
Series A Convertible Preferred Stock [Member] | Four Former Shareholders [Member]
Class of Stock [Line Items]
Shares issued													12,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized								250,000									250,000		250,000		250,000	250,000
Preferred stock, shares issued																	0		0		0
Preferred stock, shares outstanding			136,059	136,059				136,059									0		0		0	136,059
Preferred Stock, Dividend Rate, Percentage																				8.00%
Shares issued				569,463
Series A Preferred Stock [Member] | Former Shareholder of Fitore [Member]
Class of Stock [Line Items]
Issuance of preferred shares, value | $									$ 200,000
Shares issued									8,000
Series A Preferred Stock [Member] | Chief Executive Officer [Member]
Class of Stock [Line Items]
Issuance of preferred shares, value | $								$ 86,464
Shares issued								3,459
Series A Preferred Stock [Member] | Class A Warrants [Member]
Class of Stock [Line Items]
Warrant purchase up								175,881														175,881
Warrants and Rights Outstanding, Term								3 years														3 years
Exercise price | $ / shares								$ 13.00														$ 13.00
Series A Preferred Stock [Member] | Class B Warrants [Member]
Class of Stock [Line Items]
Warrant purchase up								175,881														175,881
Warrants and Rights Outstanding, Term								5 years														5 years
Exercise price | $ / shares								$ 26.00														$ 26.00